Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.0%)
	Linde plc	93,527	46,547
	Freeport-McMoRan Inc.	289,341	19,013
	Ecolab Inc.	51,303	13,134
	Air Products & Chemicals Inc.	45,037	12,548
	Newmont Corp. (XNYS)	109,969	12,076
			103,318
Consumer Discretionary (12.7%)
*	Amazon.com Inc.	1,949,750	527,680
*	Tesla Inc.	567,987	247,523
	Walmart Inc.	884,599	102,392
	Costco Wholesale Corp.	89,570	85,658
*	Netflix Inc.	851,982	73,288
	Home Depot Inc.	200,859	63,700
	McDonald's Corp.	143,285	40,005
	Walt Disney Co.	357,492	36,403
	TJX Cos. Inc.	224,010	34,666
*	Uber Technologies Inc.	415,119	29,224
	Booking Holdings Inc.	160,094	26,805
	Lowe's Cos. Inc.	112,944	24,211
	Starbucks Corp.	230,207	22,827
	Marriott International Inc. Class A	42,911	16,117
*	O'Reilly Automotive Inc.	170,397	14,804
	NIKE Inc. Class B	240,346	11,111
*	Airbnb Inc. Class A	76,907	10,253
	Hilton Worldwide Holdings Inc.	23,015	7,541
*	AutoZone Inc.	1,683	4,940
			1,379,148
Consumer Staples (3.0%)
	Procter & Gamble Co.	468,801	67,301
	Philip Morris International Inc.	314,003	55,698
	Coca-Cola Co.	694,314	54,858
	PepsiCo Inc.	275,678	39,750
	Altria Group Inc.	337,773	23,502
	CVS Health Corp.	257,017	23,383
	McKesson Corp.	24,685	18,327
	Mondelez International Inc. Class A	259,432	15,870
	Colgate-Palmolive Co.	162,192	14,618
*	Monster Beverage Corp.	138,171	12,170
			325,477
Energy (2.3%)
	Exxon Mobil Corp.	840,970	122,159
	Chevron Corp.	382,665	69,821
	ConocoPhillips	246,422	28,087
	EOG Resources Inc.	108,551	14,478
	Williams Cos. Inc.	123,094	8,788
	Kinder Morgan Inc.	189,466	5,889
			249,222
Financials (8.6%)
*	Berkshire Hathaway Inc. Class B	348,134	165,183
	JPMorgan Chase & Co. (XYNS)	509,111	152,382
	Bank of America Corp. (XNYS)	1,303,694	67,271
	Goldman Sachs Group Inc. (XYNS)	56,692	58,141
	Morgan Stanley	240,158	49,953
	Wells Fargo & Co.	622,674	48,282
	Citigroup Inc. (XNYS)	334,376	42,098
	Blackrock Inc.	28,222	29,545
	Charles Schwab Corp.	335,539	29,309
	S&P Global Inc.	58,745	24,908

		Shares	Market Value ($000)
	Progressive Corp.	118,398	22,543
	Chubb Ltd.	71,116	22,169
	CME Group Inc.	72,250	19,763
	Bank of New York Mellon Corp.	138,944	19,373
	PNC Financial Services Group Inc.	81,235	17,963
	Blackstone Inc.	148,781	17,403
	US Bancorp	312,816	17,158
	Intercontinental Exchange Inc.	114,870	16,983
	Marsh & McLennan Cos. Inc.	97,362	15,575
	Moody's Corp.	30,480	13,815
	Aon plc Class A (XNYS)	41,149	13,006
	KKR & Co. Inc.	135,183	12,969
	Travelers Cos. Inc.	43,748	12,770
	Truist Financial Corp.	252,381	12,167
*	Berkshire Hathaway Inc. Class A	16	11,374
	Aflac Inc.	47,052	5,290
	Apollo Global Management Inc.	40,947	5,270
	Interactive Brokers Group Inc. Class A	43,182	3,756
			926,419
Health Care (8.2%)
	Eli Lilly & Co.	171,337	189,327
	Johnson & Johnson	486,411	109,603
	AbbVie Inc.	356,882	77,700
	UnitedHealth Group Inc.	182,786	69,515
	Merck & Co. Inc.	498,976	59,238
	Thermo Fisher Scientific Inc.	74,920	36,899
	Amgen Inc.	108,762	36,630
	Gilead Sciences Inc.	250,399	33,661
*	Intuitive Surgical Inc.	71,602	30,405
	Pfizer Inc.	1,146,743	30,022
	Abbott Laboratories	350,322	29,988
	Bristol-Myers Squibb Co.	411,332	23,520
	Danaher Corp.	128,483	23,470
*	Vertex Pharmaceuticals Inc.	51,171	22,901
	Stryker Corp.	69,470	21,195
	Medtronic plc	259,758	19,173
	Elevance Health Inc. (XNYS)	43,434	17,078
	Cigna Group	53,342	14,797
*	Boston Scientific Corp.	300,250	14,505
	Regeneron Pharmaceuticals Inc.	21,029	12,928
	HCA Healthcare Inc.	31,653	11,982
			884,537
Industrials (8.5%)
	Visa Inc. Class A (XNYS)	339,198	110,701
	Caterpillar Inc. (XNYS)	93,890	82,235
	Mastercard Inc. Class A	160,703	79,384
	General Electric Co.	201,015	65,081
	GE Vernova Inc.	54,382	52,659
	RTX Corp.	270,762	48,645
*	Boeing Co.	158,440	36,623
	Union Pacific Corp.	119,627	31,419
	Eaton Corp. plc	78,337	31,382
	American Express Co.	96,918	30,672
	Honeywell International Inc.	128,103	30,471
	Deere & Co.	51,748	28,057
	Lockheed Martin Corp.	46,486	24,658
	Capital One Financial Corp.	125,649	23,613
	Accenture plc Class A	123,872	23,173
	Parker-Hannifin Corp.	25,483	21,524
	Trane Technologies plc	44,651	20,151
	Automatic Data Processing Inc.	81,485	18,077
	General Dynamics Corp.	48,990	16,991
	CSX Corp.	374,281	16,940
	Emerson Electric Co.	113,748	16,359
	3M Co.	106,629	16,328
	Northrop Grumman Corp.	28,726	16,192
	United Parcel Service Inc. Class B (XNYS)	150,550	16,062
	Sherwin-Williams Co.	47,310	14,375
	Norfolk Southern Corp.	45,430	13,854

		Shares	Market Value ($000)
	Illinois Tool Works Inc.	55,401	13,699
	FedEx Corp.	21,282	8,763
	Johnson Controls International plc	61,648	8,264
	Cintas Corp.	34,521	5,912
			922,264
Real Estate (0.9%)
	Welltower Inc.	140,675	28,885
	Prologis Inc.	186,557	26,765
	Equinix Inc.	19,832	21,181
	American Tower Corp.	94,340	17,638
	Simon Property Group Inc.	31,447	6,444
			100,913
Technology (51.3%)
	NVIDIA Corp.	4,658,753	983,649
	Apple Inc.	2,962,768	924,561
	Microsoft Corp.	1,498,553	674,709
	Alphabet Inc. Class A	1,175,082	446,931
	Broadcom Inc.	956,831	427,483
	Alphabet Inc. Class C	932,667	351,084
	Meta Platforms Inc. Class A	441,382	279,179
	Micron Technology Inc.	227,129	220,542
*	Advanced Micro Devices Inc.	329,024	169,809
*	Intel Corp.	806,393	92,477
	Lam Research Corp.	251,983	80,176
	Oracle Corp.	347,855	78,539
	Applied Materials Inc.	160,138	72,072
*	Palantir Technologies Inc. Class A	439,230	68,757
	International Business Machines Corp.	189,302	56,374
	Texas Instruments Inc.	183,139	55,982
	QUALCOMM Inc.	215,319	54,049
	KLA Corp.	26,449	50,827
*	Sandisk Corp.	29,403	49,837
*	Palo Alto Networks Inc.	164,634	46,376
	Analog Devices Inc.	98,517	40,771
	Amphenol Corp. Class A	247,910	36,879
*	Crowdstrike Holdings Inc. Class A	48,411	35,388
	Salesforce Inc.	179,472	34,297
*	AppLovin Corp. Class A	49,626	30,425
*	ServiceNow Inc.	211,655	26,324
	Dell Technologies Inc. Class C	60,814	25,597
*	Adobe Inc.	82,727	21,444
*	Cadence Design Systems Inc.	55,821	20,929
	Intuit Inc.	56,100	18,599
*	Synopsys Inc.	38,553	18,337
	Marvell Technology Inc.	88,297	18,101
	Corning Inc.	78,129	14,154
*	Snowflake Inc.	32,797	8,381
*	Fortinet Inc.	59,839	8,256
*	Autodesk Inc.	21,381	4,946
			5,546,241
Telecommunications (2.1%)
	Cisco Systems Inc.	717,431	86,393
	Verizon Communications Inc.	765,620	36,604
	AT&T Inc.	1,411,832	35,014
*	Arista Networks Inc.	215,400	34,350
	Comcast Corp. Class A	723,155	17,985
	T-Mobile US Inc.	89,171	16,722
			227,068
Utilities (1.1%)
	NextEra Energy Inc.	420,294	36,570
	Southern Co.	222,360	20,468
	Duke Energy Corp.	156,401	19,195
	Waste Management Inc.	81,226	17,176
	American Electric Power Co. Inc.	109,257	13,840
	Republic Services Inc.	40,417	8,101

		Shares	Market Value ($000)
	Sempra	66,370	5,916
			121,266
Total Common Stocks (Cost $6,315,966)			10,785,873
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.667% (Cost $18,669)	186,706	18,669
Total Investments (99.9%) (Cost $6,334,635)			10,804,542
Other Assets and Liabilities—Net (0.1%)			9,125
Net Assets (100%)			10,813,667
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	29	11,014	569

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	721	(4.320)	13	—
Citigroup Inc.	8/31/2027	BANA	1,622	(4.362)	—	(13)
Elevance Health Inc.	2/1/2027	CITNA	382	(4.120)	—	(3)
Goldman Sachs Group Inc.	8/31/2027	BANA	3,143	(4.437)	96	—
JPMorgan Chase & Co.	2/1/2027	CITNA	1,146	(4.270)	—	(12)
JPMorgan Chase & Co.	8/31/2027	BANA	9,637	(4.418)	—	(239)
					109	(267)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,785,873	—	—	10,785,873
Temporary Cash Investments	18,669	—	—	18,669
Total	10,804,542	—	—	10,804,542
Derivative Financial Instruments
Assets
Futures Contracts[1]	569	—	—	569
Swap Contracts	—	109	—	109
Total	569	109	—	678
Liabilities
Swap Contracts	—	(267)	—	(267)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.